Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2018
Registrant Name	DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Central Index Key	0000867955
Amendment Flag	false
Document Creation Date	May 29, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Jun. 01, 2018
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management Fund | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management Fund | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX